Document and Entity Information	Jan. 15, 2024
Cover [Abstract]
Document type	8-K/A
Document Period End Date	Jan. 15, 2024
Entity registrant name	LAS VEGAS SANDS CORP.
Entity incorporation, state or country code	NV
Entity file number	001-32373
Entity tax identification number	27-0099920
Entity address, address line one	5420 S. Durango Dr.
Entity address, city or town	Las Vegas,
Entity address, state or province	NV
Entity address, postal zip code	89113
City area code	702
Local phone number	923-9000
Written communications	false
Soliciting material	false
Pre-commencement tender offer	false
Pre-commencement issuer tender offer	false
Title of 12(b) security	Common Stock ($0.001 par value)
Trading symbol	LVS
Security exchange name	NYSE
Entity emerging growth company	false
Entity central index key	0001300514
Amendment flag	true
Amendment Description	Las Vegas Sands Corp. previously filed an 8-K to disclose that the Company’s Board of Directors elected Alain Li as a new member of the Board. Mr. Li had not been appointed to any committee of the Board as of the previously filed 8-K. The Company is filing this amendment to disclose that on January 22, 2024, the Board appointed Mr. Li to serve as a member of the Board’s Audit, Nominating and Governance and Compliance Committees.